Borrowed Funds (Borrowed Funds Scheduled Maturities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Within one year, Principal	$ 1,214,204	$ 915,500
One to two years, Principal	311,500	109,000
Two to three years, Principal	325,000	301,000
Three to four years, Principal	250,730	325,000
Four to five years, Principal	714,246	225,000
After five years, Principal	551,594	830,152
Total borrowed funds, Principal	$ 3,367,274	$ 2,705,652
Wtihin one year, Weighted Average Rate	0.64%	1.26%
One to two years, Weighted Average Rate	3.49%	3.07%
Two to three years, Weighted Average Rate	2.79%	3.50%
Three to four years, Weighted Average Rate	3.01%	2.79%
Four to five years, Weighted Average Rate	2.26%	2.90%
After five years, Weighted Average Rate	1.73%	2.16%
Total borrowed funds, Weighted Average Rate	1.81%	2.18%